SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidation of Variable Interest Entities (Details)		3 Months Ended		12 Months Ended
	Oct. 04, 2021 USD ($) investor	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2021 provider
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets		$ 376,719,400		$ 331,826,067	$ 59,094,847
Liabilities		211,378,628		167,755,991	30,945,150
Number of unaffiliated investors | investor	3
Option agreement, number of providers | provider						2
Other income (expense)		(53,028)	$ (210,432)	(146,443)	(347,013)
Variable Interest Entity, Primary Beneficiary
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets		104,415,574		77,132,592	30,073,972
Liabilities		85,530,346		65,031,207	27,116,762
Contribution amount	$ 100
Variable Interest Entity, Primary Beneficiary | LMX
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	70.00%
Variable Interest Entity, Not Primary Beneficiary
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets				601,762	987,964
Liabilities				2,900	358,586
Variable Interest Entity, Not Primary Beneficiary | Expense Support Agreement
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Other income (expense)		$ 0	$ (29,721)	$ 144,721	$ 347,013